Offerings - Offering: 1	Oct. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,236,668
Proposed Maximum Offering Price per Unit	1.76
Maximum Aggregate Offering Price	$ 2,176,535.68
Fee Rate	0.0087%
Amount of Registration Fee	$ 189.36
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder include such indeterminate number of additional securities as may be issued after the date hereof as a result of stock splits, stock dividends, or similar transactions. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. In accordance with Rule 457(c), the proposed maximum offering price per share is based on the average of the high and low sales prices of the Company's common stock as reported on the Nasdaq Capital Market on October 7, 2026, a date within five business days prior to the date of the filing of this registration statement. (3) The Company will not receive any proceeds from the sale of its common stock by the selling stockholder. (4) Consists of 1,236,668 shares of common stock issuable upon the exercise of common stock purchase warrants at an exercise price of $4.06 per share.